Investment in Films and Television Programs - (Amortization of Investment in Films and Television Programs and Licensed Program Rights) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Impairment In Investment In Films And Television Programs [Line Items]
Film group monetization	$ 1,642.1	$ 1,347.8	$ 1,649.3
Total amortization of films and television programs and licensed program rights	1,642.1	1,347.8	1,649.3
LIONS GATE ENTERTAINMENT CORP [Member]
Impairment In Investment In Films And Television Programs [Line Items]
Film, Monetized on Its Own, Amortization Expense	1,177.7	907.1	951.2
Film group monetization	307.7	382.0	330.0
Licensed program rights	237.0	288.8	384.1
Total amortization of films and television programs and licensed program rights	$ 1,722.4	$ 1,577.9	$ 1,665.3